General New York
Municipal Money
Market Fund

SEMIANNUAL REPORT
May 31, 2000

(reg.tm)





The views expressed herein are current to the date of this report. These views and the composition of the fund's portfolio are subject to change at any time based on market and other conditions.

           * Not FDIC-Insured
           * Not Bank-Guaranteed
           * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the President

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            11   Statement of Assets and Liabilities

                            12   Statement of Operations

                            13   Statement of Changes in Net Assets

                            14   Financial Highlights

                            16   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                               General New York

                                                    Municipal Money Market Fund

LETTER FROM THE PRESIDENT

Dear Shareholder:

We are pleased to present this semiannual report for General New York Municipal Money Market Fund, covering the six-month period from December 1, 1999 through May 31, 2000. Inside you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Scott Sprauer.

When  the  reporting  period  began,  international  and domestic economies were growing at a very strong pace, giving rise to concerns that long-dormant inflationary pressures might reemerge. Consumers continued to spend heavily, unemployment levels reached new lows and the stock market, while highly
volatile,    continued    to    climb.

Because robust economic growth may trigger unwanted inflationary pressures, the Federal Reserve Board raised short-term interest rates three times during the reporting period. In total, the Federal Reserve Board has raised short-term interest rates by 1.75 percentage points since late June 1999. While these economic influences overall adversely affected long-term municipal bonds, they
positively    influenced    tax-exempt    money    market    yields.

We appreciate your confidence over the past six months and we look forward to your continued participation in General New York Municipal Money Market Fund.

Sincerely,


/s/Stephen E. Canter
Stephen E. Canter
President and Chief Investment Officer
The Dreyfus Corporation
June    15,    2000




DISCUSSION OF FUND PERFORMANCE

Scott Sprauer, Portfolio Manager

How did General New York Municipal Money Market Fund perform during the period?

For the six-month period ended May 31, 2000, the fund's Class A shares produced an annualized yield of 3.10%, and Class B shares provided a 2.81% annualized yield. Taking into account the effects of compounding, the fund's Class A and B shares provided annualized effective yields of 3.14% and 2.84%, respectively,
during    the    same    period.(1)

We attribute the fund's performance to higher short-term interest rates implemented by the Federal Reserve Board (the "Fed"), which helped enhance tax-exempt money market yields.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal, New York state and New York City personal income taxes as is consistent with the preservation of capital and the maintenance of liquidity.

In so doing, we employ two primary strategies. First, we attempt to add value by constructing a diverse portfolio of high quality, tax-exempt money market instruments from New York issuers. Second, we actively manage the portfolio's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the portfolio, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with maturities in the one-year range, which in turn may lengthen the portfolio's average maturity. If we anticipate limited new-issue supply, we may then look to extend the portfolio's average matu-

                                                                      The Fund 3


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

rity to maintain current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

The fund was positively influenced over the past six months by robust U.S. economic growth, rising interest rates and a declining supply of newly issued securities.

By the time the reporting period began on December 1, 1999, it had become apparent that the high rate of economic growth in the United States was unsustainable. Consumer confidence remained near a 30-year high, oil prices bounced back from the previous year's lows, and employment remained strong, with hourly wages rising. These economic forces raised concerns among fixed-income investors that long-dormant inflationary pressures might reemerge. In response, the Fed raised short-term interest rates three times during the reporting period. When combined with the three interest-rate hikes implemented before the reporting period began, the Fed has raised interest rates a total of 1.75 percentage points since last summer.

However, tax-exempt money market yields generally rose less in comparison to taxable yields over the past six months. This was due to the fact that New York and its municipalities enjoyed higher tax revenues during the reporting period. This reduced their need to borrow and resulted in a reduced supply of securities.

What is the fund's current strategy?

While our strategy continues to involve active management of the portfolio's weighted average maturity and asset mix according to our interest-rate and supply-and-demand expectations, we believe that the current economic outlook is uncertain. On the one hand, many in the investment community believe that the Fed is likely to raise short-term interest rates further at their next meeting in late June. On the other hand, recent economic reports suggest that the economy may be slowing in response to previous interest-rate increases, creating the possibility that the current round of rate hikes may be over. Also, yields generally tend to rise when there is an increase in new-issue supply competing for investor interest.

4

In the face of these uncertainties, we have recently adjusted the portfolio's average weighted maturity so that it is longer than other New York tax-exempt money market funds. This maturity management strategy was designed to help us lock in then current yields. In addition, we have used municipal notes and commercial paper opportunistically to capture higher yielding securities that
may   be   the   result   of   temporary   imbalances  in  supply  and  demand.

Our asset mix currently emphasizes Variable Rate Demand Notes ("VRDNs") because of the competitively high yields they offer. VRDNs generally feature adjustable yields, short maturities and afford the portfolio a high degree of liquidity and credit quality. We have also increased our holdings of commercial paper to lock in higher yields as they became available. Of course, portfolio composition is subject to change over time.

June 15, 2000

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX
(AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED AN ANNUALIZED NET YIELD OF 2.71% AND AN ANNUALIZED EFFECTIVE NET YIELD OF 2.75%.

                                                             The Fund 5

STATEMENT OF INVESTMENTS

May 31, 2000 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                              Principal
TAX EXEMPT INVESTMENTS--99.1%                                                                Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Beacon City School District, RAN 4.75%, 10/27/2000                                            4,000,000                4,006,326

Connetquot Central School District, TAN 3.80%, 6/29/2000                                      9,000,000                9,002,993

Erie County Water Authority, Water Revenue, VRDN

  3.75%, Series A (Insured; AMBAC and Liquidity Facility;

   National Bank of Australia)                                                                9,000,000  (a)           9,000,000

Town of Islip Industrial Development Agency, IDR, VRDN

   (Brentwood Distribution Co.) 4.35% (LOC; Fleet National Bank)                              1,000,000  (a)           1,000,000

Jefferson County, BAN 4.75%, 4/27/2001                                                        4,500,000                4,515,949

Long Island Power Authority, Electric Systems Revenue:

  CP:

    4.30%, Sub-Series 3, 8/22/2000

         (LOC: Bayerische Landesbank and Westdeutsche

         Landesbank)                                                                         10,950,000               10,950,000

      4.75%, Series 3, 9/11/2000

         (LOC: Bayerische Landesbank and Westdeutsche

         Landesbank)                                                                         16,500,000               16,500,000

      4.75%, Sub-Series 3, 9/20/2000

         (LOC: Bayerische Landesbank and Westdeutsche

         Landesbank)                                                                         10,000,000               10,000,000

      4.30%, Series 4, Sub-Series 4, 10/11/2000

         (LOC: Bayerische Landesbank and Westdeutsche

         Landesbank)                                                                          3,600,000                3,600,000

      4.50%, Series 4, Sub-Series 4, 10/11/2000

         (LOC: Bayerische Landesbank and Westdeutsche

         Landesbank)                                                                         10,000,000               10,000,000

      4.60%, Sub-Series 4, 10/12/2000

         (LOC: Bayerische Landesbank and Westdeutsche

         Landesbank)                                                                         11,000,000               11,000,000

   VRDN 3.75%, Series 7, Sub-Series 7-A

      (Insured; MBIA and Liquidity Facility; Credit Suisse)                                  10,000,000  (a)          10,000,000

Mahopac Central School District 4.50%, Series A, 9/1/2000                                     1,575,000                1,576,616

Metropolitan Transportation Authority, Transit Facilities

  Revenue, Series 1, CP:

      4.05%, Sub-Series B, 9/1/2000 (LOC; ABN-Amro Bank)                                     10,000,000               10,000,000

      4.50%, 9/11/2000 (LOC; ABN-Amro Bank)                                                  11,000,000               11,000,000

      4.40%, 11/8/2000 (LOC; ABN-Amro Bank)                                                   3,000,000                3,000,000

New York City:

  CP 4.45%, Series H-3, 11/15/2000 (Insured; FSA and

      Liquidity Facility; State Street Bank and Trust Co.)                                    4,500,000                4,500,000

   VRDN:

      4.30%, Sub-Series A-4, (LOC; Chase Manhattan Bank)                                      1,900,000  (a)           1,900,000

      4.30%, Series B, Sub-Series B-6

         (Insured; MBIA and Liquidity Facility; Bank of Nova Scotia)                          3,800,000  (a)           3,800,000


6

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

New York City (continued):

  VRDN (continued):

    4.30%, Sub-Series E-4

         (LOC; State Street Bank and Trust Co.)                                               9,700,000  (a)           9,700,000

      4.40%, Series B, Sub-Series B-3

         (Insured; MBIA and Liquidity Facility; Bank of Nova Scotia)                          5,000,000  (a)           5,000,000

New York City Housing Development Corporation, VRDN:

  Multi-Family Rental Housing Revenue (Monterey)

      3.90%, Series A (LOC; FNMA)                                                            10,000,000  (a)          10,000,000

   Multi-Family Revenue (West 54th Street Development Project)

      3.80%, Series A (LOC; Key Bank)                                                        18,300,000  (a)          18,300,000

New York City Industrial Development Agency,

  Special Facility Revenue VRDN

   (Korean Air Lines Co.) 4.05%, Series C (LOC; Citibank)                                     7,000,000  (a)           7,000,000

New York City Municipal Water Finance Authority,

  Water and Sewer System Revenue, VRDN:

      4.30%, Series G (Insured; FGIC and Liquidity Facility; FGIC)                            2,500,000  (a)           2,500,000

      4.40%, Series C (Insured; FGIC and Liquidity Facility; FGIC)                            8,900,000  (a)           8,900,000

New York City Transitional Finance Authority, Revenue:

   BAN 4.75%, Series 3, 11/1/2000                                                            15,000,000               15,021,175

   VRDN, Future Tax Secured:

      3.85%, Series A-2 (Liquidity Facility; Bank of Nova Scotia)                            20,000,000  (a)          20,000,000

      4.35%, Sub-Series B-1 (Liquidity Facility;

         Morgan Guaranty Trust Co.)                                                           2,600,000  (a)           2,600,000

New York City Trust, Cultural Resource Revenue, Refunding,

  VRDN (American Museum of Natural History)

  3.75%, Series A (Insured; MBIA and Liquidity Facility;

   Credit Suisse)                                                                             3,000,000  (a)           3,000,000

New York State Dorm Authority, Revenues, VRDN:

  (Memorial Sloan Kettering Hospital) 4.35%, Series A

      (LOC; Chase Manhattan Bank)                                                             8,400,000  (a)           8,400,000

   (Miriam Osborn Memorial Home)

      4.15%, Series B (LOC; Manufacturers and Traders Bank)                                  10,000,000  (a)          10,000,000

   (Oxford University Press Inc.)

      4.40% (LOC; Landesbank Hessen)                                                         10,000,000  (a)          10,000,000

New York State Energy, Research and Development Authority,

  PCR:

    (New York State Electric and Gas):

         3.90%, Series D, 12/1/2000 (LOC; Fleet National Bank)                               11,700,000               11,700,000

         VRDN, Refunding 4.30%, Series D (LOC; Bank One Corp.)                                3,000,000  (a)           3,000,000

      (Niagara Mohawk Power Corp.) VRDN:

         4.40%, Series A (LOC; Toronto-Dominion Bank)                                        12,600,000  (a)          12,600,000

         4.50%, Series A (LOC; Morgan Guaranty Trust Co.)                                     8,200,000  (a)           8,200,000

         4.50%, Series B (LOC; Morgan Guaranty Trust Co.)                                    23,200,000  (a)          23,200,000

                                                                                                     The Fund 7

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)               Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

New York State Environmental Quality

  3.90%, Series G, 10/5/2000 (LOC; Westdeutsche

   Landesbank)                                                                               15,000,000               15,000,000

New York State Housing Finance Agency, Revenue, VRDN:

   3.80%, Series A (LOC; FNMA)                                                               10,000,000  (a)          10,000,000

   (Normandie Court I Project) 3.70% (LOC; Landesbank Hessen)                                 7,900,000  (a)           7,900,000

   Service Contract Obligation 3.80%, Series A

      (LOC; Commerzbank)                                                                     14,400,000  (a)          14,400,000

New York State Local Government Assistance Corporation, VRDN:

  3.75%, Series B (LOC: Bayerische Landesbank and

      Westdeutsche Landesbank)                                                                9,700,000  (a)           9,700,000

   3.75%, Series F (LOC; Toronto-Dominion Bank)                                               9,200,000  (a)           9,200,000

New York State Medical Care Facilities Finance Agency, Revenue,

  VRDN (Pooled Equipment Loan Program):

      3.80%, Series II-A (LOC; Chase Manhattan Bank)                                          3,970,000  (a)           3,970,000

      3.95%, Series I (LOC; Chase Manhattan Bank)                                             1,100,000  (a)           1,100,000

New York State Power Authority, CP 4.40%, Series 2, 7/25/2000

  (Liquidity Facility: The Bank of New York, Bank of Nova Scotia,

  Bayerische Landesbank, Chase Manhattan Bank, Commerzbank,

  Credit Local de France, First Union National

  Bank of North Carolina, Landesbank Hessen, Morgan Guaranty

   Trust Co. and State Street Bank and Trust Co.)                                             9,000,000                9,000,000

New York State Thruway Authority, Revenue, CP

  4.35%, Series 1, 11/8/2000

   (Liquidity Facility; Landesbank Hessen)                                                    5,000,000                5,000,000

Newark Central School District, BAN 4.50%, 1/26/2001                                          9,000,000                9,011,225

Niagara County Industrial Development Agency, SWDR,

  Refunding, VRDN (American Refunding Fuel Co.)

    3.80%, Series C (LOC; Chase Manhattan Bank)                                              15,000,000  (a)          15,000,000

Norwich, BAN 4.625%, 3/29/2001                                                                2,000,000                2,003,076

Onondaga County Industrial Development Agency, IDR, VRDN

   (Edgecomb Metals Co. Project) 4.25% (LOC; Wells Fargo Bank)                                2,000,000  (a)           2,000,000

Port Authority of New York and New Jersey, Special Obligation

  Revenue, VRDN (Versatile Structure)

    4.45%, Series 6 (Liquidity Facility; Bank of Nova Scotia)                                11,250,000  (a)          11,250,000

Richfield Springs Central School District, BAN 4.50%, 2/23/2001                               4,000,000                4,006,011

Rochester, BAN 4.50%, 3/7/2001                                                                5,000,000                5,010,999

Sachem Central School District, TAN (Holbrook) 4%, 6/29/2000                                  8,000,000                8,003,257

Smithtown Central School District, TAN 4%, 6/26/2000                                         12,500,000               12,505,363

West Genesee Central School District, BAN 4.75%, 4/20/2001                                    2,500,000                2,507,832

8


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                           Amount ($)                 Value ($)
-----------------------------------------------------------------------------------------------------------------------------------

Yonkers Industrial Development Agency, Civic Facilities Revenue,

  Consumer Union Facilities, VRDN 3.90% (Insured; AMBAC

   and Liquidity Facility; Credit Local de France)                                            3,200,000  (a)           3,200,000
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $484,240,822)                                                             99.1%              484,240,822

CASH AND RECEIVABLES (NET)                                                                          .9%                4,331,272

NET ASSETS                                                                                       100.0%              488,572,094

                                                                                                     The Fund 9

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

Summary of Abbreviations


AMBAC                     American Municipal Bond                LOC                      Letter of Credit
                             Assurance Corporation

BAN                       Bond Anticipation Notes                MBIA                      Municipal Bond
                                                                                           Investors Assurance
                                                                                           Insurance Corporation

CP                        Commercial Paper                       PCR                       Pollution Control Revenue

FGIC                      Financial Guaranty Insurance           RAN                       Revenue Anticipation Notes
                             Company

FNMA                      Federal National Mortgage              SWDR                      Solid Waste Disposal Revenue
                             Association

FSA                       Financial Security Assurance           TAN                       Tax Anticipation Notes

IDR                       Industrial Development Revenue         VRDN                      Variable Rate Demand Notes




Summary of Combined Ratings (Unaudited)




Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+/F1                           VMIG1/MIG1, P1                  SP1+/SP1, A1+/A1                                 90.8
AAA/AA(b)                        AAA/AA(b)                       AAA/AA(b)                                         2.5
Not Rated(c)                     Not Rated(c)                    Not Rated(c)                                      6.7

                                                                                                                 100.0


(A) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B) NOTES WHICH ARE NOT F, MIG OR SP RATED ARE REPRESENTED BY BOND RATINGS OF THE ISSUERS.

(C) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

(D) AT MAY 31, 2000, THE FUND HAD $128,050,000 (26.2% OF NET ASSETS) INVESTED IN SECURITIES WHOSE PAYMENT OF PRINCIPAL AND INTEREST IS DEPENDENT UPON REVENUES GENERATED FROM UTILITY-ELECTRIC PROJECTS.

SEE NOTES TO FINANCIAL STATEMENTS.
[/TABLE]


10

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2000 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           484,240,822   484,240,822

Cash                                                                  1,188,334

Interest receivable                                                   3,352,173

Prepaid expenses                                                         57,799

                                                                    488,839,128
--------------------------------------------------------------------------------

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           218,960

Accrued expenses                                                         48,074

                                                                        267,034
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      488,572,094
--------------------------------------------------------------------------------

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     488,630,422

Accumulated net realized gain (loss) on investments                    (58,328)
--------------------------------------------------------------------------------

NET ASSETS ($)                                                      488,572,094

NET ASSET VALUE PER SHARE

                                                          Class A       Class B
--------------------------------------------------------------------------------

Net Assets ($)                                        377,839,177   110,732,917

Shares Outstanding                                    377,905,535   110,732,798
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE ($)                                1.00          1.00

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 11

STATEMENT OF OPERATIONS

Six Months Ended May 31, 2000 (Unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      8,936,497

EXPENSES:

Management fee--Note 2(a)                                            1,175,783

Shareholder servicing costs--Note 2(c)                                 401,813

Distribution fees (Class B)--Note 2(b)                                  99,332

Prospectus and shareholders' reports                                    35,810

Professional fees                                                       31,540

Custodian fees                                                          23,996

Registration fees                                                       17,034

Trustees' fees and expenses--Note 2(d)                                  13,292

Miscellaneous                                                            6,597

TOTAL EXPENSES                                                       1,805,197

Less--reduction in management fee
  due to undertaking--Note 2(a)                                       (47,728)

NET EXPENSES                                                         1,757,469

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                          7,179,028

SEE NOTES TO FINANCIAL STATEMENTS.


12

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2000           Year Ended
                                              (Unaudited)    November 30, 1999
--------------------------------------------------------------------------------

OPERATIONS ($):

INVESTMENT INCOME--NET, REPRESENTING NET
   INCREASE IN NET ASSETS
        RESULTING FROM OPERATIONS               7,179,028           10,589,082
--------------------------------------------------------------------------------

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A Shares                                (5,769,357)          (9,378,973)

Class B Shares                                (1,409,671)          (1,210,109)

TOTAL DIVIDENDS                               (7,179,028)         (10,589,082)
--------------------------------------------------------------------------------

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share)

Net proceeds from shares sold:

Class A Shares                                427,356,665          919,904,202

Class B Shares                                201,461,593          184,564,048

Dividends reinvested:

Class A Shares                                  5,558,217            9,041,654

Class B Shares                                  1,387,032            1,209,242

Cost of shares redeemed:

Class A Shares                              (433,191,191)        (955,884,385)

Class B Shares                              (185,402,569)        (139,483,517)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS           17,169,747           19,351,244

TOTAL INCREASE (DECREASE) IN NET ASSETS       17,169,747           19,351,244
--------------------------------------------------------------------------------

NET ASSETS ($):

Beginning of Period                           471,402,347          452,051,103

END OF PERIOD                                 488,572,094          471,402,347

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 13

FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.


                                         Six Months Ended
                                             May 31, 2000                                  Year Ended November 30,
                                                                    ---------------------------------------------------------------
CLASS A SHARES                                 (Unaudited)          1999          1998           1997          1996          1995
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .016          .024          .027          .029           .028          .032

Distributions:

Dividends from investment
   income--net                                      (.016)        (.024)        (.027)         (.029)        (.028)        (.032)

Net asset value, end of period                        1.00         1.00          1.00           1.00           1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      3.11(a)      2.45          2.77           2.98           2.84          3.28
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                         .68(a)        .68           .68            .66           .68           .58

Ratio of net investment income
   to average net assets                             3.10(a)       2.42          2.74           2.94          2.80          3.23

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                              --            --          --            --             --           .05
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                     377,839       378,115      405,054        440,750       507,537       636,013

(A) ANNUALIZED.


SEE NOTES TO FINANCIAL STATEMENTS.

14


                                         Six Months Ended
                                             May 31, 2000                                  Year Ended November 30,
                                                                    ----------------------------------------------------------------
CLASS B SHARES                                 (Unaudited)          1999          1998          1997          1996        1995(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .014          .021          .024          .027           .025          .006

Distributions:

Dividends from investment
   income--net                                       (.014)        (.021)        (.024)         (.027)        (.025)        (.006)

Net asset value, end of period                        1.00          1.00          1.00           1.00          1.00          1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (%)                                      2.83(b)       2.12          2.47           2.68          2.55          2.82(b)
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average
   net assets                                          .98(b)        .98           .98            .95           .95          1.04(b)

Ratio of net investment income
   to average net assets                              2.83(b)       2.14          2.44           2.64          2.47          3.64(b)

Decrease reflected in above expense
   ratios due to undertakings by
   The Dreyfus Corporation                             .10(b)        .10           .08            .08           .16            --
------------------------------------------------------------------------------------------------------------------------------------

Net Assets, end of period
   ($ x 1,000)                                      110,733       93,287        46,997         42,169        36,199            --

(A) FROM SEPTEMBER 8, 1995 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1995.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund 15

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General New York Municipal Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified open-end management investment company. The fund's investment objective is to maximize current income exempt from Federal, New York State and New York City income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund' s investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A., which is wholly-owned subsidiary of Mellon Financial Corporation.

Effective March 22, 2000, Dreyfus Service Corporation ("DSC"), a wholly-owned subsidiary of the Manager, became the distributor of the fund's shares which are sold to the public without a sales charge. Prior to March 22, 2000, Premier Mutual Fund Services, Inc. was the distributor. The fund is authorized to issue an unlimited number of $.001 par value shares in the following classes of shares: Class A and Class B. Class A shares and Class B shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and, in addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with generally accepted accounting principles which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

16

(a) Portfolio valuation: Investments in securities are valued at amortized cost, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $18,593 during the period ended May 31, 2000 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

                                                             The Fund 17

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund has an unused capital loss carryover of approximately $58,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 1999. If not applied, $39,000 of the carryover expires in fiscal 2002 and $19,000 expires in fiscal 2003.

During the period ended May 31, 2000, the fund reclassified $7,911 between accumulated net realized gain (loss) on investments and paid-in capital due to the expiration of capital loss carryovers. The results of operations and net assets were not affected by the reclassification.

At May 31, 2000, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions  With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund' s average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 11/2% of the value of the fund's average net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. The Manager had undertaken through May 31, 2000 to reduce the management fee paid by the fund, to the extent that the fund's aggregate annual expenses (exclusive of certain expenses as described above) exceeded an annual rate .98 of 1% for Class B shares, of the value of the fund's average daily net assets. The reduction in management fee, pursuant to the undertaking amounted to $47,728 during the period ended May 31, 2000.


(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan" ), adopted pursuant to Rule 12b-1 under the Act, Class B shares directly bear the cost of preparing, printing and distributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan. In addition, Class B shares reimburse the distributor for payments made to third parties for distributing their shares at an annual rate of .20 of 1% of the value of the average daily net assets of Class B shares. During the period ended May 31, 2000, Class B shares were charged $99,332 pursuant to the Distribution Plan, of which $54,028 was paid to DSC.

18

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse DSC an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2000, Class A shares were charged $169,056 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B ("Class B Shareholder Services Plan"), Class B shares pay the distributor, at an annual rate of .25 of 1% of the value of the average daily net assets of Class B shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B shares and providing reports and other information, and services related to the maintenance of shareholder accounts. The distributor may make payments to Service Agents in respect of their services. The distributor determines the amounts to be paid to Service Agents. During the period ended May 31, 2000, Class B shares were charged $148,998, of which $81,042 was paid to DSC.


                                                                     The Fund 19

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2000, the fund was charged $51,051 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Effective April 13, 2000, each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each meeting attended in person and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group. The Chairman of the Board receives an additional 25% of such compensation. Prior to April 13, 2000, each Board member who was not an "affiliated person" as defined in the Act received from the fund an annual fee of $2,500 and an attendance fee of $250 per meeting. The Chairman of the Board received an additional 25% of such compensation. Subject to the fund's Director Emeritus Program Guidelines, Emeritus Boards members, if any, receive 50% of the fund's annual retainer fee and per meeting fee paid at the time the Board member achieved emeritus status.

20
                                                           For More Information

                        General New York Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                      Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                      Custodian

                        The Bank of New York
                        100 Church Street
                        New York, NY 10286

                      Transfer Agent &
                      Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        P.O. Box 9671
                        Providence, RI 02940

                      Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2000 Dreyfus Service Corporation                                   574SA005